UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Michael W. Stockton

EuroPacific Growth Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

EuroPacific Growth Fund®

Semi-annual report
for the six months ended
September 30, 2018

Tap into the growth
potential of
international equities.

EuroPacific Growth Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2018:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–4.66%	4.59%	5.87%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.82% for Class A shares as of the prospectus dated June 1, 2018.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

During a six-month span when heightened volatility returned to international equity markets, EuroPacific Growth Fund trailed its benchmarks for the period ended September 30, 2018.

The fund lost 3.79% for shareholders who reinvested dividends and capital gains. This result lagged the 1.93% decline recorded by the fund’s primary benchmark, the MSCI All Country World Index ex USA, which reflects the returns of more than 40 developed and developing country stock markets.

EuroPacific Growth trailed its peers, as well, as reflected by the Lipper International Funds Average, which fell 1.82% during the six-month period. The fund also lagged the return of the MSCI EAFE (Europe, Australasia, Far East) Index, which was essentially flat. Over long time frames, the fund’s results compare favorably to the indexes and the peer group, as shown in the table below.

Results at a glance

For periods ended September 30, 2018, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 4/16/84)

EuroPacific Growth Fund (Class A shares)	–3.79%	1.15%	5.84%	6.50%	10.67%
MSCI ACWI (All Country World Index) ex USA[1,2]	–1.93	1.76	4.12	5.18	—
MSCI EAFE (Europe, Australasia, Far East) Index[1,3]	0.10	2.74	4.42	5.38	8.30
Lipper International Funds Average[4]	–1.82	1.50	4.28	5.29	8.76

[1]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Source: MSCI.
[2]	The index did not exist prior to December 31, 1987. Results reflect dividends net of withholding taxes.
[3]	This index was the fund’s primary benchmark until the fiscal year ended March 31, 2007. Results reflect dividends net of withholding taxes.
[4]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

EuroPacific Growth Fund	1

Market volatility returns

International equity markets came under pressure during the April-to-September period, jostled by rising U.S. interest rates, a strong U.S. dollar and political turmoil in several countries. Slowing economic growth in Europe and parts of Asia also contributed to negative investor sentiment. Emerging markets equities were hit particularly hard as a number of foreign currencies fell to all-time lows against the dollar, adding to concerns over high debt levels. Escalating trade tensions between the U.S. and China raised questions about whether a previously strong global economy would buckle under the weight of tariffs and other trade restrictions.

In contrast, U.S. equities continued to move higher during the six-month period amid accelerating U.S. economic growth and double-digit corporate earnings growth. The gap between U.S. and non-U.S. equity returns grew wider as the period progressed, reflecting a significant divergence between the U.S. and its trading partners in Europe, Latin America and Asia. Political and financial turmoil in Argentina, Brazil, Italy and Turkey raised fears of contagion throughout non-U.S. markets as investors rapidly moved capital out of perceived higher risk countries. The rise of populist politics in many of these countries served to heighten the sense of market uncertainty.

Most sectors decline

Most sectors within the ACWI ex USA index declined for the six-month period, led by a 6.54% slide in the real estate sector. Several European and emerging markets banks were hurt by investor worries over loans made in troubled countries, as well as extreme currency weakness in those regions. The information technology sector lost 5.29%, weighed down by declines among companies that make components for smartphones and other internet-connected devices. Signs of slowing growth in worldwide smartphone sales triggered a sharp decline in the shares of many companies in the mobile-device global supply chain.

Chinese internet companies also lost ground amid China’s slowing economy and government intervention in the country’s lucrative digital-gaming market. Companies such as Alibaba and Tencent, which had rallied in 2017, gave back some of those gains in the April-to-September period amid a broad selloff in Chinese stocks. On the other hand, energy stocks climbed significantly higher, boosted by rising oil prices and reports of supply shortages in key oil-producing regions. Health care stocks also posted solid gains, supported by surging corporate profits and a wave of merger-and-acquisition activity in the sector.

2	EuroPacific Growth Fund

Where the fund’s assets are invested

(percent invested by country of domicile)

EuroPacific Growth Fund invests primarily in the stocks of companies based in Europe and the Pacific Basin.1

	EuroPacific Growth Fund		MSCI ACWI ex USA Index[2]
	(9/30/2018)	(3/31/2018)	(9/30/2018)
Europe
Eurozone[3]	20.9%	21.0%	22.2%
United Kingdom	10.6	10.7	12.0
Switzerland	3.1	3.0	5.7
Denmark	1.7	1.7	1.2
Russian Federation	.5	.7	.9
Norway	.2	.6	.5
Other Europe	.2	.4	2.4
	37.2	38.1	44.9

Pacific Basin
Japan	13.9%	13.6%	16.9%
China	9.6	9.5	7.6
South Korea	4.9	5.8	3.7
Hong Kong	4.8	4.6	2.4
Canada	3.5	3.3	6.6
Taiwan	2.0	2.4	3.0
United States	1.7	1.2	—
Australia	1.0	1.0	4.6
Thailand	.9	1.3	.6
Other Pacific Basin	1.4	1.5	3.2
	43.7	44.2	48.6

Other
India	7.6%	6.9%	2.1%
Brazil	3.1	3.1	1.5
South Africa	.9	.9	1.5
Other countries	.7	.9	1.4
	12.3	11.8	6.5

Short-term securities & other assets less liabilities	6.8	5.9	—

Total	100.0%	100.0%	100.0%

[1]	A country is considered part of the Pacific Basin if any of its borders touches the Pacific Ocean.
[2]	Weighted by market capitalization.
[3]	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

EuroPacific Growth Fund	3

Inside the portfolio

Select investments in the information technology sector weighed on returns relative to the fund’s primary benchmark. Shares of Nintendo slipped amid concerns that sales of the new Switch™ game console might not live up to the lofty expectations of Wall Street analysts. Shares of China’s AAC Technologies declined following reports of softening global smartphone demand. AAC makes miniaturized speakers, lenses and other components for Apple and other mobile-phone manufacturers.

Investments in the consumer staples sector also hurt relative returns. British American Tobacco shares fell sharply for a number of reasons, including government efforts to reduce nicotine levels in cigarettes and a decline in the shares of some U.K.-based companies due to worries over increasingly tense Brexit negotiations. The U.K. is expected to leave the European Union in March 2019 but, as of September 30, no deal had been reached between British and EU negotiators. Elsewhere in the portfolio, Ryanair and UniCredit were also among the largest detractors for the period.

Among the top relative contributors, shares of Reliance Industries rallied on the success of the Indian conglomerate’s petrochemicals business and its Jio telecommunications network. Among Japanese stocks, Sony shares moved sharply higher amid the strong performance of its PlayStation video game unit and its camera-sensor business. Airbus shares advanced as the European aircraft manufacturer benefited from robust global demand for more fuel-efficient airplanes. Elsewhere in the portfolio, Vale and SoftBank were also among the top contributors for the period.

Looking ahead

Despite near-term market turmoil, we remain optimistic on the long-term outlook for international equities. The asset class has generally lagged U.S. equities since the 2008–09 financial crisis, a condition that we do not believe is sustainable over the next decade. Valuations in non-U.S. markets have become incredibly attractive in recent months, and it is our strong belief that, over time, investing in great companies at reasonable prices will prove to be a rewarding strategy.

International equities are out of favor for myriad reasons. That will continue to be the case — until it’s not. Eventually, market sentiment will shift, and we believe investors who stayed the course will be pleased with their decision. Maintaining international diversification is important, even if it may not seem so at any one

4	EuroPacific Growth Fund

point in time. Diversification, by definition, means that some areas of a portfolio are down while others are doing well. Achieving that balance is crucial to successful, long-term investing. We believe the companies that we own in this fund are well positioned to help our shareholders meet that goal.

Thank you for your commitment to the EuroPacific Growth Fund. We look forward to reporting to you again in six months.

Sincerely,

Carl Kawaja

Vice Chairman of the Board and President

November 12, 2018

For current information about the fund, visit americanfunds.com.

EuroPacific Growth Fund	5

Summary investment portfolio September 30, 2018	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
Eurozone*	20.92%
Japan	13.86
United Kingdom	10.61
China	9.58
India	7.56
South Korea	4.86
Hong Kong	4.83
Canada	3.54
Switzerland	3.13
Other countries	14.34
Short-term securities & other assets less liabilities	6.77
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

Common stocks 93.12%	Shares	Value (000)
Information technology 17.95%
Samsung Electronics Co., Ltd.	84,820,250	$3,551,860
Samsung Electronics Co., Ltd., nonvoting preferred	2,440,000	83,258
Nintendo Co., Ltd.[1]	9,762,026	3,562,169
Taiwan Semiconductor Manufacturing Co., Ltd.	278,313,649	2,392,733
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,247,523	364,211
Alibaba Group Holding Ltd. (ADR)[2]	16,687,495	2,749,432
ASML Holding NV	12,926,192	2,414,780
Tencent Holdings Ltd.	55,969,511	2,310,748
SK hynix, Inc.	22,393,000	1,475,707
Amadeus IT Group SA, Class A, non-registered shares	13,035,279	1,211,072
MercadoLibre, Inc.[1]	3,424,500	1,165,940
Keyence Corp.	1,734,200	1,007,063
Murata Manufacturing Co., Ltd.	5,200,626	799,410
Other securities		6,092,050
		29,180,433

6	EuroPacific Growth Fund

	Shares	Value (000)
Financials 16.08%
AIA Group Ltd.	458,204,600	$4,091,348
HDFC Bank Ltd.	107,036,464	2,962,071
HDFC Bank Ltd. (ADR)	7,727,242	727,133
Prudential PLC	80,687,038	1,850,422
Kotak Mahindra Bank Ltd.	94,161,246	1,482,887
China Construction Bank Corp., Class H	1,308,293,140	1,143,118
UniCredit SpA	64,889,564	976,708
Barclays PLC	433,700,647	971,047
Housing Development Finance Corp. Ltd.	31,813,425	769,991
Sberbank of Russia PJSC (ADR)	59,071,716	749,029
Other securities		10,410,344
		26,134,098

Consumer discretionary 11.85%
Sony Corp.	41,187,000	2,525,160
LVMH Moët Hennessy-Louis Vuitton SE	4,654,000	1,645,914
Naspers Ltd., Class N	5,959,522	1,286,047
Galaxy Entertainment Group Ltd.	193,509,000	1,227,298
adidas AG	4,984,373	1,220,501
Industria de Diseño Textil, SA	33,358,628	1,011,267
Other securities		10,352,788
		19,268,975

Industrials 9.79%
Airbus SE, non-registered shares	30,095,627	3,780,083
Ryanair Holdings PLC (ADR)[2]	16,035,793	1,540,078
International Consolidated Airlines Group, SA (CDI)[1]	129,105,675	1,110,960
Rolls-Royce Holdings PLC[2]	61,465,533	791,047
Komatsu Ltd.	25,815,532	785,236
Yamato Holdings Co., Ltd.[1]	24,466,093	751,080
Other securities		7,156,856
		15,915,340

Health care 7.91%
Daiichi Sankyo Co., Ltd.	34,141,000	1,479,884
Novartis AG	14,653,000	1,260,152
Teva Pharmaceutical Industries Ltd. (ADR)	50,720,159	1,092,512
Shire PLC	17,399,046	1,048,513
Chugai Pharmaceutical Co., Ltd.	11,955,158	768,110
Koninklijke Philips NV	16,497,000	751,501
Other securities		6,458,440
		12,859,112

Materials 7.76%
Vale SA, ordinary nominative (ADR)	108,837,642	1,615,150
Vale SA, ordinary nominative	41,823,278	619,497
Glencore PLC	291,941,000	1,262,171
Teck Resources Ltd., Class B	40,064,000	965,581
Asahi Kasei Corp.	56,801,142	861,366
Chr. Hansen Holding A/S1	7,314,000	742,457
Other securities		6,548,497
		12,614,719

EuroPacific Growth Fund	7

Common stocks (continued)	Shares	Value (000)
Consumer staples 6.21%
British American Tobacco PLC	43,821,950	$2,047,378
Nestlé SA	13,549,399	1,129,623
Kao Corp.	13,251,200	1,069,939
Associated British Foods PLC	30,999,094	925,257
Pernod Ricard SA	5,010,610	822,022
Other securities		4,091,237
		10,085,456

Energy 5.53%
Reliance Industries Ltd.	203,091,942	3,524,341
Royal Dutch Shell PLC, Class B	22,576,544	791,273
Canadian Natural Resources, Ltd. (CAD denominated)	17,887,225	584,401
Canadian Natural Resources, Ltd.	5,350,000	174,731
Other securities		3,915,463
		8,990,209

Utilities 2.34%
Ørsted AS1	21,260,285	1,444,186
Other securities		2,359,077
		3,803,263

Telecommunication services 2.05%
SoftBank Group Corp.	18,297,640	1,847,157
Other securities		1,486,613
		3,333,770

Real estate 0.73%
Other securities		1,184,208

Miscellaneous 4.92%
Other common stocks in initial period of acquisition		7,999,438

Total common stocks (cost: $111,328,455,000)		151,369,021

Rights & warrants 0.08%
Miscellaneous 0.08%
Other rights & warrants in initial period of acquisition		121,688

Total rights & warrants (cost: $138,006,000)		121,688

Bonds, notes & other debt instruments 0.03%	Principal amount (000)
U.S. Treasury bonds & notes 0.03%
U.S. Treasury 1.125% 2019[3]	$50,000	49,752

Total bonds, notes & other debt instruments (cost: $49,775,000)		49,752

8	EuroPacific Growth Fund

Short-term securities 6.58%	Principal amount (000)	Value (000)
Federal Home Loan Bank 1.92%–2.11% due 10/5/2018–12/5/2018	$2,066,300	$2,062,880
U.S. Treasury Bills 1.55%–2.20% due 10/18/2018–3/28/2019	3,504,700	3,485,393
Other securities		5,142,782

Total short-term securities (cost: $10,693,340,000)		10,691,055
Total investment securities 99.81% (cost: $122,209,576,000)		162,231,516
Other assets less liabilities 0.19%		316,359

Net assets 100.00%		$162,547,875

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $348,188,000, an aggregate cost of $351,103,000, and which represented .21% of the net assets of the fund) was acquired on 12/18/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. “Other securities” also includes securities (with an aggregate value of $3,795,108,000, which represented 2.33% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

Contract amount				Unrealized depreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 9/30/2018 (000)
USD358,852	GBP276,993	Goldman Sachs	10/12/2018	$(2,408)
USD106,289	INR7,775,000	Morgan Stanley	10/30/2018	(501)
USD68,353	INR5,000,000	JPMorgan Chase	11/6/2018	(266)
USD68,348	INR5,000,000	Citibank	11/6/2018	(271)
				$(3,446)

EuroPacific Growth Fund	9

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended September 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 10.75%
Information technology 3.63%
Nintendo Co., Ltd.	6,797,026	2,965,000	—	9,762,026
MercadoLibre, Inc.	1,602,500	1,822,000	—	3,424,500
AAC Technologies Holdings Inc.	42,638,799	24,112,667	—	66,751,466
Just Eat PLC[2]	51,012,545	3,383,455	—	54,396,000
Consumer discretionary 1.91%
Ryohin Keikaku Co., Ltd.	923,000	1,019,000	—	1,942,000
Melco Resorts & Entertainment Ltd. (ADR)	12,814,000	14,454,250	—	27,268,250
Paddy Power Betfair PLC	6,722,677	—	315,455	6,407,222
ASOS PLC[2]	6,690,380	—	—	6,690,380
Altice USA, Inc., Class B4	—	27,021,262	9,299,227	17,722,035
Altice USA, Inc., Class A	—	17,853,251	10,413,331	7,439,920
Altice Europe NV, Class A2,5	69,114,355	3,928,273	—	73,042,628
Altice Europe NV, Class B2,5	16,341,536	—	—	16,341,536
William Hill PLC	55,379,159	445,848	—	55,825,007
Global Brands Group Holding Ltd.[2]	487,835,358	—	—	487,835,358
Kroton Educacional SA, ordinary nominative[6]	90,424,000	—	13,666,100	76,757,900
Industrials 2.15%
International Consolidated Airlines Group, SA (CDI)	150,105,675	—	21,000,000	129,105,675
Yamato Holdings Co., Ltd.[7]	15,699,000	8,767,093	—	24,466,093
MTU Aero Engines AG	1,603,000	1,418,362	—	3,021,362
Melrose Industries PLC	—	254,711,746	—	254,711,746
Air France-KLM[2]	9,233,795	18,623,500	—	27,857,295
Ryanair Holdings PLC (ADR)[2,6]	17,974,744	566,491	2,505,442	16,035,793
Health care 0.42%
Hikma Pharmaceuticals PLC	15,323,773	—	—	15,323,773
GW Pharmaceuticals PLC (ADR)[2,7]	1,294,000	475,681	—	1,769,681
Materials 0.81%
Chr. Hansen Holding A/S	7,491,364	—	177,364	7,314,000
First Quantum Minerals Ltd.	41,611,001	8,687,632	—	50,298,633
Energy 0.53%
Oil Search Ltd.	66,700,452	20,160,000	—	86,860,452
Tourmaline Oil Corp.	16,547,000	—	—	16,547,000
Utilities 1.30%
Ørsted AS	24,649,666	61,619	3,451,000	21,260,285
ENN Energy Holdings Ltd.	50,122,000	27,505,000	—	77,627,000

10	EuroPacific Growth Fund

	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2018 (000)
Common stocks 10.75%
Information technology 3.63%
Nintendo Co., Ltd.	$—	$(642,121)	$14,860	$3,562,169
MercadoLibre, Inc.	—	(16,132)	—	1,165,940
AAC Technologies Holdings Inc.	—	(394,623)	12,639	693,236
Just Eat PLC[2]	—	(59,685)	—	475,170
				5,896,515
Consumer discretionary 1.91%
Ryohin Keikaku Co., Ltd.	—	(53,373)	3,516	577,712
Melco Resorts & Entertainment Ltd. (ADR)	—	(142,817)	4,590	576,723
Paddy Power Betfair PLC	(12,144)	(96,583)	18,411	546,774
ASOS PLC[2]	—	(152,136)	—	502,460
Altice USA, Inc., Class B4	—	(70,573)	—	321,478
Altice USA, Inc., Class A	(54,162)	(19,644)	—	134,960
Altice Europe NV, Class A2,5	—	281,793	—	197,005
Altice Europe NV, Class B2,5	—	(91,070)	—	43,866
William Hill PLC	—	(75,519)	6,952	183,434
Global Brands Group Holding Ltd.[2]	—	(2,038)	—	25,550
Kroton Educacional SA, ordinary nominative[6]	(35,076)	(86,478)	4,824	—
				3,109,962
Industrials 2.15%
International Consolidated Airlines Group, SA (CDI)	37,288	(36,023)	25,147	1,110,960
Yamato Holdings Co., Ltd.[7]	—	113,817	3,033	751,080
MTU Aero Engines AG	—	129,313	4,558	680,894
Melrose Industries PLC	—	(144,830)	4,974	663,651
Air France-KLM[2]	—	14,921	—	290,188
Ryanair Holdings PLC (ADR)[2,6]	(57,129)	(430,139)	—	—
				3,496,773
Health care 0.42%
Hikma Pharmaceuticals PLC	—	109,575	5,363	369,501
GW Pharmaceuticals PLC (ADR)[2,7]	—	90,278	—	305,695
				675,196
Materials 0.81%
Chr. Hansen Holding A/S	9,755	100,733	6,743	742,457
First Quantum Minerals Ltd.	—	(134,534)	354	572,828
				1,315,285
Energy 0.53%
Oil Search Ltd.	—	67,360	1,737	566,967
Tourmaline Oil Corp.	—	10,685	2,419	291,316
				858,283
Utilities 1.30%
Ørsted AS	78,992	(24,138)	—	1,444,186
ENN Energy Holdings Ltd.	—	(59,031)	6,896	674,298
				2,118,484
Total 10.75%	$(32,476)	$(1,813,012)	$127,016	$17,470,498

EuroPacific Growth Fund	11

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $6,532,000, which represented less than .01% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,166,754,000, which represented .72% of the net assets of the fund.
[5]	This security changed its name during the reporting period.
[6]	Unaffiliated issuer at 9/30/2018.
[7]	This security was an unaffiliated issuer in its initial period of acquisition at 3/31/2018; it was not publicly disclosed.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

GBP = British pounds

INR = Indian rupees

USD/$ = U.S. dollars

See Notes to Financial Statements

12	EuroPacific Growth Fund

Financial statements

Statement of assets and liabilities at September 30, 2018	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $107,799,071)	$144,761,018
Affiliated issuers (cost: $14,410,505)	17,470,498	$162,231,516
Cash		246,812
Cash denominated in currencies other than U.S. dollars (cost: $60,058)		60,065
Receivables for:
Sales of investments	199,547
Sales of fund’s shares	485,362
Dividends and interest	270,107
Other	37,961	992,977
		163,531,370
Liabilities:
Unrealized depreciation on open forward currency contracts		3,446
Payables for:
Purchases of investments	300,927
Repurchases of fund’s shares	441,756
Investment advisory services	54,911
Services provided by related parties	22,039
Trustees’ deferred compensation	4,144
Non-U.S. taxes	152,236
Other	4,036	980,049
Net assets at September 30, 2018		$162,547,875

Net assets consist of:
Capital paid in on shares of beneficial interest		$119,315,800
Total distributable earnings		43,232,075
Net assets at September 30, 2018		$162,547,875

See Notes to Financial Statements

EuroPacific Growth Fund	13

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,072,808 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$26,846,403	506,082		$53.05
Class C	1,192,694	23,133		51.56
Class T	11	—	*	53.10
Class F-1	3,433,023	65,040		52.78
Class F-2	25,845,935	488,214		52.94
Class F-3	11,314,818	213,063		53.11
Class 529-A	1,439,443	27,472		52.40
Class 529-C	244,563	4,792		51.03
Class 529-E	64,779	1,249		51.86
Class 529-T	12	—	*	53.08
Class 529-F-1	134,182	2,560		52.42
Class R-1	235,836	4,649		50.73
Class R-2	739,796	14,454		51.18
Class R-2E	87,047	1,673		52.05
Class R-3	4,040,715	77,969		51.82
Class R-4	9,215,522	177,413		51.94
Class R-5E	1,294,786	24,565		52.71
Class R-5	8,153,070	153,841		53.00
Class R-6	68,265,240	1,286,639		53.06

*	Amount less than one thousand.

See Notes to Financial Statements

14	EuroPacific Growth Fund

Statement of operations for the six months ended September 30, 2018	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $191,978; also includes $127,016 from affiliates)	$1,998,319
Interest	127,164	$2,125,483
Fees and expenses*:
Investment advisory services	343,579
Distribution services	77,889
Transfer agent services	46,357
Administrative services	35,937
Reports to shareholders	2,140
Registration statement and prospectus	2,840
Trustees’ compensation	226
Auditing and legal	170
Custodian	15,602
State and local taxes	3
Other	748	525,491
Net investment income		1,599,992

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $3,015):
Unaffiliated issuers	2,416,238
Affiliated issuers	(32,476)
Forward currency contracts	55,550
Currency transactions	(21,243)	2,418,069
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $133,317):
Unaffiliated issuers	(8,198,226)
Affiliated issuers	(1,813,012)
Forward currency contracts	(4,429)
Currency translations	23,853	(9,991,814)
Net realized gain and unrealized depreciation		(7,573,745)

Net decrease in net assets resulting from operations		$(5,973,753)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

EuroPacific Growth Fund	15

Statements of changes in net assets

(dollars in thousands)

	Six months ended September 30 2018*	Year ended March 31 2018
Operations:
Net investment income	$1,599,992	$1,587,081
Net realized gain	2,418,069	8,721,963
Net unrealized (depreciation) appreciation	(9,991,814)	17,390,904
Net (decrease) increase in net assets resulting from operations	(5,973,753)	27,699,948

Distributions paid to shareholders	(4,927,981)	(7,539,524	)†

Net capital share transactions	6,779,787	14,228,851

Total (decrease) increase in net assets	(4,121,947)	34,389,275

Net assets:
Beginning of period	166,669,822	132,280,547
End of period	$162,547,875	$166,669,822

*	Unaudited
†	Prior year comparative amounts have been adjusted to reflect current presentation under new accounting standards. Prior year distributions were $1,625,899 from dividends from net investment income and $5,913,625 from net realized gains on investments.

See Notes to Financial Statements

16	EuroPacific Growth Fund

Notes to financial statements	unaudited

1. Organization

EuroPacific Growth Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the fund reserves the right to delay the implementation.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

EuroPacific Growth Fund	17

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

18	EuroPacific Growth Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m.

New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

EuroPacific Growth Fund	19

appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are

20	EuroPacific Growth Fund

based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$29,180,433	$—	$—	$29,180,433
Financials	25,785,910	348,188	—	26,134,098
Consumer discretionary	18,675,842	321,478	271,655	19,268,975
Industrials	15,915,340	—	—	15,915,340
Health care	12,859,112	—	—	12,859,112
Materials	12,614,719	—	—	12,614,719
Consumer staples	10,085,456	—	—	10,085,456
Energy	8,990,209	—	—	8,990,209
Utilities	3,803,263	—	—	3,803,263
Telecommunication services	3,333,770	—	—	3,333,770
Real estate	1,183,406	—	802	1,184,208
Miscellaneous	7,896,495	—	102,943	7,999,438
Rights & warrants	—	121,688	—	121,688
Bonds, notes & other debt instruments	—	49,752	—	49,752
Short-term securities	—	10,691,055	—	10,691,055
Total	$150,323,955	$11,532,161	$375,400	$162,231,516

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(3,446)	$—	$(3,446)

*	Forward currency contracts are not included in the investment portfolio.

EuroPacific Growth Fund	21

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital

22	EuroPacific Growth Fund

controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $1,060,032,000.

EuroPacific Growth Fund	23

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, September 30, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$3,446

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$55,550	Net unrealized depreciation on forward currency contracts	$(4,429)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

24	EuroPacific Growth Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of September 30, 2018, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Citibank	$271	$—	$—	$—	$271
Goldman Sachs	2,408	—	(2,408)	—	—
JPMorgan Chase	266	—	—	—	266
Morgan Stanley	501	—	—	—	501
Total	$3,446	$—	$(2,408)	$—	$1,038

*Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

EuroPacific Growth Fund	25

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of March 31, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$101,338
Undistributed long-term capital gains	4,825,162

As of September 30, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$45,041,064
Gross unrealized depreciation on investments	(6,235,252)
Net unrealized appreciation on investments	38,805,812
Cost of investments	123,422,258

26	EuroPacific Growth Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended September 30, 2018						Year ended March 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$2,545		$822,876		$825,421		$247,242		$1,087,109	$1,334,351
Class B1							—		—	—
Class C	—		38,319		38,319		1,675		52,155	53,830
Class T2	—	[3]	—	[3]	—	[3]	—	[3]	1	1
Class F-1	—		122,672		122,672		37,697		175,011	212,708
Class F-2	18,846		757,116		775,962		265,665		941,406	1,207,071
Class F-3	9,564		291,620		301,184		82,028		220,257	302,285
Class 529-A	—		44,319		44,319		12,322		54,000	66,322
Class 529-B1							—		—	—
Class 529-C	—		7,920		7,920		214		12,822	13,036
Class 529-E	—		2,049		2,049		423		2,633	3,056
Class 529-T2	—	[3]	—	[3]	—	[3]	—	[3]	1	1
Class 529-F-1	75		3,980		4,055		1,305		4,721	6,026
Class R-1	—		7,689		7,689		434		10,611	11,045
Class R-2	—		23,547		23,547		1,396		32,753	34,149
Class R-2E	—		7,607		7,607		1,191		9,019	10,210
Class R-3	—		130,304		130,304		27,704		187,911	215,615
Class R-4	73		295,896		295,969		93,792		417,928	511,720
Class R-5E	548		20,912		21,460		2,014		6,397	8,411
Class R-5	7,469		269,309		276,778		103,478		349,875	453,353
Class R-6	63,803		1,978,923		2,042,726		747,319		2,349,015	3,096,334
Total	$102,923		$4,825,058		$4,927,981		$1,625,899		$5,913,625	$7,539,524

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.

EuroPacific Growth Fund	27

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of average daily net assets and decreasing to 0.394% on such assets in excess of $144 billion. For the six months ended September 30, 2018, the investment advisory services fee was $343,579,000, which was equivalent to an annualized rate of 0.413% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual

28	EuroPacific Growth Fund

expense limits are not exceeded. As of September 30, 2018, unreimbursed expenses subject to reimbursement totaled $118,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

EuroPacific Growth Fund	29

For the six months ended September 30, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$35,288	$17,223		$1,411		Not applicable
Class C	6,374	714		321		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	4,901	2,441		987		Not applicable
Class F-2	Not applicable	12,107		6,584		Not applicable
Class F-3	Not applicable	189		2,568		Not applicable
Class 529-A	1,716	726		376		$493
Class 529-C	1,293	129		66		87
Class 529-E	170	21		17		22
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	65		34		45
Class R-1	1,265	136		63		Not applicable
Class R-2	2,926	1,350		195		Not applicable
Class R-2E	619	221		52		Not applicable
Class R-3	10,931	3,237		1,093		Not applicable
Class R-4	12,406	4,964		2,486		Not applicable
Class R-5E	Not applicable	558		225		Not applicable
Class R-5	Not applicable	2,051		2,245		Not applicable
Class R-6	Not applicable	225		17,214		Not applicable
Total class-specific expenses	$77,889	$46,357		$35,937		$647

*	Amount less than one thousand.

30	EuroPacific Growth Fund

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $226,000 in the fund’s statement of operations reflects $243,000 in current fees (either paid in cash or deferred) and a net decrease of $17,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended September 30, 2018.

EuroPacific Growth Fund	31

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended September 30, 2018

Class A	$956,593	17,395	$810,459		14,563		$(2,124,099)	(38,839)	$(357,047)	(6,881)
Class C	79,183	1,470	37,902		699		(184,010)	(3,432)	(66,925)	(1,263)
Class T	—	—	—		—		—	—	—	—
Class F-1	401,439	7,322	120,000		2,167		(1,208,216)	(22,197)	(686,777)	(12,708)
Class F-2	4,530,451	82,695	728,233		13,121		(3,506,518)	(64,540)	1,752,166	31,276
Class F-3	3,118,670	57,300	286,332		5,144		(900,096)	(16,514)	2,504,906	45,930
Class 529-A	78,675	1,443	44,306		806		(108,810)	(2,020)	14,171	229
Class 529-C	14,915	281	7,918		147		(37,912)	(713)	(15,079)	(285)
Class 529-E	2,782	51	2,047		39		(6,008)	(113)	(1,179)	(23)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	16,092	296	4,052		74		(10,640)	(198)	9,504	172
Class R-1	11,919	226	7,686		144		(29,187)	(558)	(9,582)	(188)
Class R-2	78,209	1,473	23,527		437		(124,878)	(2,353)	(23,142)	(443)
Class R-2E	39,186	734	7,607		139		(201,380)	(3,751)	(154,587)	(2,878)
Class R-3	389,815	7,290	130,131		2,391		(813,465)	(15,187)	(293,519)	(5,506)
Class R-4	847,982	15,807	295,928		5,430		(1,541,914)	(28,942)	(398,004)	(7,705)
Class R-5E	824,342	15,126	21,465		389		(89,719)	(1,662)	756,088	13,853
Class R-5	1,232,122	22,263	276,543		4,978		(1,714,660)	(31,507)	(205,995)	(4,266)
Class R-6	7,741,095	141,998	2,036,089		36,614		(5,822,396)	(106,385)	3,954,788	72,227
Total net increase (decrease)	$20,363,470	373,170	$4,840,225		87,282		$(18,423,908)	(338,911)	$6,779,787	121,541

32	EuroPacific Growth Fund

	Sales[1]				Reinvestments of distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount		Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended March 31, 2018

Class A	$2,843,403		51,520		$1,307,706	24,158		$(4,581,031)	(83,563)	$(429,922)	(7,885)
Class B3	—	[2]	—	[2]	—	—		(3,850)	(78)	(3,850)	(78)
Class C	283,062		5,244		53,157	1,007		(405,218)	(7,594)	(68,999)	(1,343)
Class T4	10		—	[2]	—	—		—	—	10	— [2]
Class F-1	1,107,097		20,232		207,272	3,851		(1,727,999)	(31,488)	(413,630)	(7,405)
Class F-2	8,507,578		154,605		1,143,934	21,198		(9,998,054)	(185,550)	(346,542)	(9,747)
Class F-3	8,492,577		157,263		288,899	5,256		(1,064,140)	(18,947)	7,717,336	143,572
Class 529-A	277,885		5,013		66,304	1,237		(166,157)	(3,035)	178,032	3,215
Class 529-B3	—	[2]	—	[2]	—	—		(378)	(8)	(378)	(8)
Class 529-C	39,172		733		13,030	251		(168,308)	(3,097)	(116,106)	(2,113)
Class 529-E	8,365		155		3,057	57		(9,497)	(176)	1,925	36
Class 529-T4	10		—	[2]	1	—	[2]	—	—	11	— [2]
Class 529-F-1	27,992		513		6,025	112		(17,854)	(325)	16,163	300
Class R-1	33,981		642		11,045	213		(64,379)	(1,218)	(19,353)	(363)
Class R-2	194,136		3,633		34,093	650		(287,727)	(5,407)	(59,498)	(1,124)
Class R-2E	49,166		913		10,210	191		(24,043)	(438)	35,333	666
Class R-3	1,004,933		18,679		215,367	4,069		(1,745,504)	(32,510)	(525,204)	(9,762)
Class R-4	2,226,257		41,532		511,553	9,646		(3,768,347)	(69,864)	(1,030,537)	(18,686)
Class R-5E	624,795		11,154		8,410	156		(43,879)	(781)	589,326	10,529
Class R-5	1,764,445		32,126		452,863	8,386		(3,236,891)	(59,603)	(1,019,583)	(19,091)
Class R-6	17,132,391		310,505		3,083,362	56,893		(10,491,436)	(190,228)	9,724,317	177,170
Total net increase (decrease)	$44,617,255		814,462		$7,416,288	137,331		$(37,804,692)	(693,910)	$14,228,851	257,883

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $28,094,284,000 and $25,912,352,000, respectively, during the six months ended September 30, 2018.

EuroPacific Growth Fund	33

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
9/30/2018[4,5]	$56.66	$.49	$(2.47)	$(1.98)
3/31/2018	49.30	.47	9.51	9.98
3/31/2017	44.28	.44	5.14	5.58
3/31/2016	49.91	.44	(4.68)	(4.24)
3/31/2015	49.37	.43	.76	1.19
3/31/2014	42.38	.69	6.75	7.44
Class C:
9/30/2018[4,5]	55.32	.27	(2.41)	(2.14)
3/31/2018	48.19	.04	9.29	9.33
3/31/2017	43.25	.08	5.02	5.10
3/31/2016	48.75	.06	(4.56)	(4.50)
3/31/2015	48.22	.05	.73	.78
3/31/2014	41.41	.32	6.59	6.91
Class T:
9/30/2018[4,5]	56.69	.55	(2.48)	(1.93)
3/31/2018[10]	49.19	.58	9.63	10.21
Class F-1:
9/30/2018[4,5]	56.40	.51	(2.51)	(2.00)
3/31/2018	49.08	.45	9.46	9.91
3/31/2017	44.08	.43	5.11	5.54
3/31/2016	49.67	.41	(4.64)	(4.23)
3/31/2015	49.10	.45	.71	1.16
3/31/2014	42.15	.67	6.72	7.39
Class F-2:
9/30/2018[4,5]	56.52	.54	(2.46)	(1.92)
3/31/2018	49.17	.61	9.48	10.09
3/31/2017	44.19	.55	5.12	5.67
3/31/2016	49.82	.56	(4.68)	(4.12)
3/31/2015	49.32	.53	.76	1.29
3/31/2014	42.33	.82	6.74	7.56
Class F-3:
9/30/2018[4,5]	56.68	.53	(2.43)	(1.90)
3/31/2018	49.32	.59	9.58	10.17
3/31/2017[4,11]	47.46	.24	1.62	1.86

34	EuroPacific Growth Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.01)	$(1.62)	$(1.63)	$53.05	(3.79)%[6]	$26,846		.82%[7]		1.77%[7]
(.49)	(2.13)	(2.62)	56.66	20.74	29,067		.82		.86
(.56)	—	(.56)	49.30	12.72	25,678		.85		.95
(.80)	(.59)	(1.39)	44.28	(8.60)	26,556		.83		.92
(.65)	—	(.65)	49.91	2.48	30,770		.83		.88
(.45)	—	(.45)	49.37	17.57	32,295		.84		1.50

—	(1.62)	(1.62)	51.56	(4.17)[6]	1,193		1.59	[7]	1.02	[7]
(.07)	(2.13)	(2.20)	55.32	19.82	1,350		1.60		.08
(.16)	—	(.16)	48.19	11.82	1,240		1.63		.17
(.41)	(.59)	(1.00)	43.25	(9.30)	1,474		1.62		.13
(.25)	—	(.25)	48.75	1.65	1,803		1.61		.11
(.10)	—	(.10)	48.22	16.69	1,990		1.62		.72

(.04)	(1.62)	(1.66)	53.10	(3.70)[6,8]	—	[9]	.58	[7,8]	2.00	[7,8]
(.58)	(2.13)	(2.71)	56.69	21.27 [6,8]	—	[9]	.60	[7,8]	1.07	[7,8]

—	(1.62)	(1.62)	52.78	(3.82)[6]	3,433		.86	[7]	1.85	[7]
(.46)	(2.13)	(2.59)	56.40	20.69	4,385		.86		.83
(.54)	—	(.54)	49.08	12.69	4,179		.87		.93
(.77)	(.59)	(1.36)	44.08	(8.60)	4,281		.86		.86
(.59)	—	(.59)	49.67	2.43	6,773		.86		.93
(.44)	—	(.44)	49.10	17.55	9,425		.87		1.47

(.04)	(1.62)	(1.66)	52.94	(3.69)[6]	25,846		.58	[7]	1.96	[7]
(.61)	(2.13)	(2.74)	56.52	21.05	25,826		.59		1.11
(.69)	—	(.69)	49.17	12.99	22,949		.60		1.19
(.92)	(.59)	(1.51)	44.19	(8.36)	19,386		.60		1.18
(.79)	—	(.79)	49.82	2.69	16,273		.59		1.06
(.57)	—	(.57)	49.32	17.90	10,714		.59		1.78

(.05)	(1.62)	(1.67)	53.11	(3.64)[6]	11,315		.49	[7]	1.93	[7]
(.68)	(2.13)	(2.81)	56.68	21.15	9,473		.49		1.06
—	—	—	49.32	3.92 [6]	1,162		.09	[6]	.50	[6]

See end of table for footnotes.

EuroPacific Growth Fund	35

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
9/30/2018[4,5]	$56.00	$.46	$(2.44)	$(1.98)
3/31/2018	48.77	.44	9.40	9.84
3/31/2017	43.82	.41	5.09	5.50
3/31/2016	49.41	.40	(4.63)	(4.23)
3/31/2015	48.89	.40	.75	1.15
3/31/2014	41.98	.66	6.69	7.35
Class 529-C:
9/30/2018[4,5]	54.79	.26	(2.40)	(2.14)
3/31/2018	47.73	.01	9.21	9.22
3/31/2017	42.90	.05	4.97	5.02
3/31/2016	48.38	.04	(4.53)	(4.49)
3/31/2015	47.88	.02	.73	.75
3/31/2014	41.15	.29	6.54	6.83
Class 529-E:
9/30/2018[4,5]	55.50	.40	(2.42)	(2.02)
3/31/2018	48.35	.31	9.31	9.62
3/31/2017	43.45	.30	5.04	5.34
3/31/2016	49.00	.29	(4.59)	(4.30)
3/31/2015	48.49	.27	.75	1.02
3/31/2014	41.65	.54	6.63	7.17
Class 529-T:
9/30/2018[4,5]	56.68	.53	(2.48)	(1.95)
3/31/2018[10]	49.19	.56	9.62	10.18
Class 529-F-1:
9/30/2018[4,5]	55.99	.52	(2.44)	(1.92)
3/31/2018	48.74	.56	9.40	9.96
3/31/2017	43.81	.51	5.07	5.58
3/31/2016	49.40	.50	(4.62)	(4.12)
3/31/2015	48.89	.51	.74	1.25
3/31/2014	41.97	.75	6.70	7.45
Class R-1:
9/30/2018[4,5]	54.46	.27	(2.38)	(2.11)
3/31/2018	47.49	.05	9.14	9.19
3/31/2017	42.69	.08	4.96	5.04
3/31/2016	48.14	.07	(4.50)	(4.43)
3/31/2015	47.64	.06	.72	.78
3/31/2014	40.90	.33	6.50	6.83

36	EuroPacific Growth Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$—	$(1.62)	$(1.62)	$52.40	(3.83)%[6]	$1,439		.88%[7]		1.70%[7]
(.48)	(2.13)	(2.61)	56.00	20.71	1,525		.87		.81
(.55)	—	(.55)	48.77	12.65	1,172		.90		.90
(.77)	(.59)	(1.36)	43.82	(8.64)	1,103		.90		.86
(.63)	—	(.63)	49.41	2.41	1,205		.89		.82
(.44)	—	(.44)	48.89	17.52	1,187		.90		1.45

—	(1.62)	(1.62)	51.03	(4.19)[6]	245		1.63	[7]	.99	[7]
(.03)	(2.13)	(2.16)	54.79	19.76	278		1.65		.03
(.19)	—	(.19)	47.73	11.76	343		1.68		.12
(.40)	(.59)	(.99)	42.90	(9.35)	335		1.68		.08
(.25)	—	(.25)	48.38	1.62	374		1.67		.04
(.10)	—	(.10)	47.88	16.57	378		1.68		.66

—	(1.62)	(1.62)	51.86	(3.93)[6]	65		1.11	[7]	1.49	[7]
(.34)	(2.13)	(2.47)	55.50	20.41	71		1.11		.57
(.44)	—	(.44)	48.35	12.39	60		1.13		.66
(.66)	(.59)	(1.25)	43.45	(8.86)	57		1.14		.62
(.51)	—	(.51)	49.00	2.15	62		1.14		.57
(.33)	—	(.33)	48.49	17.22	63		1.15		1.19

(.03)	(1.62)	(1.65)	53.08	(3.73)[6,8]	—	[9]	.64	[7,8]	1.91	[7,8]
(.56)	(2.13)	(2.69)	56.68	21.22 [6,8]	—	[9]	.64	[7,8]	1.03	[7,8]

(.03)	(1.62)	(1.65)	52.42	(3.72)[6]	134		.65	[7]	1.90	[7]
(.58)	(2.13)	(2.71)	55.99	20.96	134		.65		1.02
(.65)	—	(.65)	48.74	12.88	102		.68		1.11
(.88)	(.59)	(1.47)	43.81	(8.44)	90		.69		1.07
(.74)	—	(.74)	49.40	2.62	96		.67		1.04
(.53)	—	(.53)	48.89	17.75	90		.68		1.65

—	(1.62)	(1.62)	50.73	(4.18)[6]	236		1.60	[7]	1.01	[7]
(.09)	(2.13)	(2.22)	54.46	19.82	263		1.60		.09
(.24)	—	(.24)	47.49	11.86	247		1.61		.19
(.43)	(.59)	(1.02)	42.69	(9.28)	248		1.61		.15
(.28)	—	(.28)	48.14	1.67	285		1.59		.12
(.09)	—	(.09)	47.64	16.70	299		1.61		.75

See end of table for footnotes.

EuroPacific Growth Fund	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
9/30/2018[4,5]	$54.93	$.27	$(2.40)	$(2.13)
3/31/2018	47.88	.06	9.21	9.27
3/31/2017	43.01	.09	5.00	5.09
3/31/2016	48.49	.08	(4.53)	(4.45)
3/31/2015	47.96	.07	.73	.80
3/31/2014	41.20	.34	6.54	6.88
Class R-2E:
9/30/2018[4,5]	55.76	.52	(2.61)	(2.09)
3/31/2018	48.59	.20	9.38	9.58
3/31/2017	43.79	.18	5.14	5.32
3/31/2016	49.67	.52	(4.89)	(4.37)
3/31/2015[4,12]	50.08	.10	.27	.37
Class R-3:
9/30/2018[4,5]	55.48	.40	(2.44)	(2.04)
3/31/2018	48.32	.30	9.31	9.61
3/31/2017	43.40	.30	5.04	5.34
3/31/2016	48.93	.29	(4.59)	(4.30)
3/31/2015	48.40	.28	.74	1.02
3/31/2014	41.56	.54	6.62	7.16
Class R-4:
9/30/2018[4,5]	55.52	.47	(2.43)	(1.96)
3/31/2018	48.35	.46	9.32	9.78
3/31/2017	43.45	.43	5.03	5.46
3/31/2016	48.99	.43	(4.59)	(4.16)
3/31/2015	48.48	.42	.74	1.16
3/31/2014	41.63	.67	6.64	7.31
Class R-5E:
9/30/2018[4,5]	56.29	.37	(2.29)	(1.92)
3/31/2018	49.02	.59	9.45	10.04
3/31/2017	44.14	.53	5.09	5.62
3/31/2016[4,14]	48.16	.20	(2.65)	(2.45)
Class R-5:
9/30/2018[4,5]	56.57	.58	(2.49)	(1.91)
3/31/2018	49.22	.64	9.48	10.12
3/31/2017	44.22	.58	5.13	5.71
3/31/2016	49.85	.58	(4.68)	(4.10)
3/31/2015	49.32	.59	.74	1.33
3/31/2014	42.33	.82	6.76	7.58

38	EuroPacific Growth Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$—	$(1.62)	$(1.62)	$51.18	(4.18)%[6]	$740		1.58%[7]		1.01%[7]
(.09)	(2.13)	(2.22)	54.93	19.84	818		1.58		.11
(.22)	—	(.22)	47.88	11.88	767		1.60		.20
(.44)	(.59)	(1.03)	43.01	(9.25)	800		1.58		.18
(.27)	—	(.27)	48.49	1.70	975		1.57		.15
(.12)	—	(.12)	47.96	16.71	1,079		1.57		.76

—	(1.62)	(1.62)	52.05	(4.05)[6]	87		1.30	[7]	1.88	[7]
(.28)	(2.13)	(2.41)	55.76	20.19	254		1.29		.38
(.52)	—	(.52)	48.59	12.25	189		1.28		.40
(.92)	(.59)	(1.51)	43.79	(8.89)	8		1.18		1.25
(.78)	—	(.78)	49.67	.82 [6]	—	[9]	1.26	[7]	.28	[7]

—	(1.62)	(1.62)	51.82	(3.96)[6]	4,041		1.14	[7]	1.48	[7]
(.32)	(2.13)	(2.45)	55.48	20.36	4,631		1.14		.56
(.42)	—	(.42)	48.32	12.40	4,505		1.14		.66
(.64)	(.59)	(1.23)	43.40	(8.87)	5,029		1.14		.62
(.49)	—	(.49)	48.93	2.16	6,482		1.13		.59
(.32)	—	(.32)	48.40	17.24	7,219		1.14		1.20

— [13]	(1.62)	(1.62)	51.94	(3.83)[6]	9,215		.84	[7]	1.75	[7]
(.48)	(2.13)	(2.61)	55.52	20.76	10,278		.83		.85
(.56)	—	(.56)	48.35	12.70	9,854		.85		.96
(.79)	(.59)	(1.38)	43.45	(8.58)	11,310		.85		.92
(.65)	—	(.65)	48.99	2.45	13,488		.84		.88
(.46)	—	(.46)	48.48	17.57	14,394		.84		1.50

(.04)	(1.62)	(1.66)	52.71	(3.69)[6]	1,295		.61	[7]	1.38	[7]
(.64)	(2.13)	(2.77)	56.29	21.01	603		.62		1.06
(.74)	—	(.74)	49.02	12.89	9		.62		1.14
(.98)	(.59)	(1.57)	44.14	(5.19)[6]	—	[9]	.25	[6]	.46	[6]

(.04)	(1.62)	(1.66)	53.00	(3.66)[6]	8,153		.53	[7]	2.12	[7]
(.64)	(2.13)	(2.77)	56.57	21.09	8,944		.53		1.16
(.71)	—	(.71)	49.22	13.07	8,721		.54		1.27
(.94)	(.59)	(1.53)	44.22	(8.32)	9,285		.54		1.21
(.80)	—	(.80)	49.85	2.77	11,418		.53		1.19
(.59)	—	(.59)	49.32	17.93	12,197		.54		1.79

See end of table for footnotes.

EuroPacific Growth Fund	39

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
9/30/2018[4,5]	$56.63	$.56	$(2.46)	$(1.90)
3/31/2018	49.27	.65	9.51	10.16
3/31/2017	44.27	.60	5.14	5.74
3/31/2016	49.90	.60	(4.67)	(4.07)
3/31/2015	49.38	.60	.74	1.34
3/31/2014	42.38	.85	6.76	7.61

	Six months ended	Year ended March 31
	September 30, 2018[4,5,6]	2018	2017	2016	2015	2014
Portfolio turnover rate for all share classes	17%	29%	36%	30%	28%	28%

See Notes to Financial Statements

40	EuroPacific Growth Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets[2]

$(.05)	$(1.62)	$(1.67)	$53.06	(3.64)%[6]	$68,265	.49%[7]	2.05%[7]
(.67)	(2.13)	(2.80)	56.63	21.17	68,770	.49	1.18
(.74)	—	(.74)	49.27	13.10	51,100	.50	1.30
(.97)	(.59)	(1.56)	44.27	(8.26)	41,539	.50	1.27
(.82)	—	(.82)	49.90	2.80	38,346	.49	1.20
(.61)	—	(.61)	49.38	17.97	32,575	.49	1.85

[1]	Based on average shares outstanding.
[2]	For the year ended March 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.19 and .40 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Amount less than $.01.
[14]	Class R-5E shares began investment operations on November 20, 2015.

EuroPacific Growth Fund	41

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2018, through September 30, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42	EuroPacific Growth Fund

	Beginning account value 4/1/2018	Ending account value 9/30/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$962.11	$4.03	.82%
Class A – assumed 5% return	1,000.00	1,020.96	4.15	.82
Class C – actual return	1,000.00	958.29	7.81	1.59
Class C – assumed 5% return	1,000.00	1,017.10	8.04	1.59
Class T – actual return	1,000.00	963.02	2.85	.58
Class T – assumed 5% return	1,000.00	1,022.16	2.94	.58
Class F-1 – actual return	1,000.00	961.81	4.23	.86
Class F-1 – assumed 5% return	1,000.00	1,020.76	4.36	.86
Class F-2 – actual return	1,000.00	963.14	2.85	.58
Class F-2 – assumed 5% return	1,000.00	1,022.16	2.94	.58
Class F-3 – actual return	1,000.00	963.63	2.41	.49
Class F-3 – assumed 5% return	1,000.00	1,022.61	2.48	.49
Class 529-A – actual return	1,000.00	961.70	4.33	.88
Class 529-A – assumed 5% return	1,000.00	1,020.66	4.46	.88
Class 529-C – actual return	1,000.00	958.09	8.00	1.63
Class 529-C – assumed 5% return	1,000.00	1,016.90	8.24	1.63
Class 529-E – actual return	1,000.00	960.65	5.46	1.11
Class 529-E – assumed 5% return	1,000.00	1,019.50	5.62	1.11
Class 529-T – actual return	1,000.00	962.71	3.15	.64
Class 529-T – assumed 5% return	1,000.00	1,021.86	3.24	.64
Class 529-F-1 – actual return	1,000.00	962.80	3.20	.65
Class 529-F-1 – assumed 5% return	1,000.00	1,021.81	3.29	.65
Class R-1 – actual return	1,000.00	958.19	7.85	1.60
Class R-1 – assumed 5% return	1,000.00	1,017.05	8.09	1.60
Class R-2 – actual return	1,000.00	958.19	7.76	1.58
Class R-2 – assumed 5% return	1,000.00	1,017.15	7.99	1.58
Class R-2E – actual return	1,000.00	959.54	6.39	1.30
Class R-2E – assumed 5% return	1,000.00	1,018.55	6.58	1.30
Class R-3 – actual return	1,000.00	960.43	5.60	1.14
Class R-3 – assumed 5% return	1,000.00	1,019.35	5.77	1.14
Class R-4 – actual return	1,000.00	961.72	4.13	.84
Class R-4 – assumed 5% return	1,000.00	1,020.86	4.26	.84
Class R-5E – actual return	1,000.00	963.06	3.00	.61
Class R-5E – assumed 5% return	1,000.00	1,022.01	3.09	.61
Class R-5 – actual return	1,000.00	963.38	2.61	.53
Class R-5 – assumed 5% return	1,000.00	1,022.41	2.69	.53
Class R-6 – actual return	1,000.00	963.57	2.41	.49
Class R-6 – assumed 5% return	1,000.00	1,022.61	2.48	.49

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

EuroPacific Growth Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	EuroPacific Growth Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete September 30, 2018, portfolio of EuroPacific Growth Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

EuroPacific Growth Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of EuroPacific Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Capital Advantage®

Since 1931, American Funds by Capital Group has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

EuroPacific Growth Fund®
Investment portfolio
September 30, 2018
unaudited
Common stocks 93.12% Information technology 17.95%	Shares	Value (000)
Samsung Electronics Co., Ltd.	84,820,250	$3,551,860
Samsung Electronics Co., Ltd., nonvoting preferred	2,440,000	83,258
Nintendo Co., Ltd.[1]	9,762,026	3,562,169
Taiwan Semiconductor Manufacturing Co., Ltd.	278,313,649	2,392,733
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,247,523	364,211
Alibaba Group Holding Ltd. (ADR)[2]	16,687,495	2,749,432
ASML Holding NV	12,926,192	2,414,780
Tencent Holdings Ltd.	55,969,511	2,310,748
SK hynix, Inc.	22,393,000	1,475,707
Amadeus IT Group SA, Class A, non-registered shares	13,035,279	1,211,072
MercadoLibre, Inc.[1]	3,424,500	1,165,940
Keyence Corp.	1,734,200	1,007,063
Murata Manufacturing Co., Ltd.	5,200,626	799,410
AAC Technologies Holdings Inc.[1]	66,751,466	693,236
Temenos AG	2,956,524	479,599
Just Eat PLC[1,2]	54,396,000	475,170
Baidu, Inc., Class A (ADR)[2]	2,008,000	459,189
PagSeguro Digital Ltd., Class A2	15,583,238	431,188
Tokyo Electron Ltd.	3,080,000	423,154
SAP SE	3,380,000	415,981
Worldpay, Inc., Class A (GBP denominated)[2]	4,020,941	405,540
Largan Precision Co., Ltd.	3,210,000	382,155
Xiaomi Corp., Class B2	181,029,800	358,436
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	82,680,131	345,352
Hexagon AB, Class B	4,267,000	250,141
Halma PLC	11,480,157	216,219
TDK Corp.	1,479,000	161,282
Hamamatsu Photonics KK	3,881,000	154,564
TravelSky Technology Ltd., Class H	48,723,000	126,657
Infineon Technologies AG	5,573,000	126,628
OMRON Corp.	2,904,000	122,683
Renesas Electronics Corp.[2]	10,382,000	64,876
		29,180,433
Financials 16.08%
AIA Group Ltd.	458,204,600	4,091,348
HDFC Bank Ltd.	107,036,464	2,962,071
HDFC Bank Ltd. (ADR)	7,727,242	727,133
Prudential PLC	80,687,038	1,850,422
Kotak Mahindra Bank Ltd.	94,161,246	1,482,887
China Construction Bank Corp., Class H	1,308,293,140	1,143,118
UniCredit SpA	64,889,564	976,708
Barclays PLC	433,700,647	971,047
Housing Development Finance Corp. Ltd.	31,813,425	769,991
Sberbank of Russia PJSC (ADR)	59,071,716	749,029
Credit Suisse Group AG	43,429,553	652,727
DBS Group Holdings Ltd	31,495,000	601,079
EuroPacific Growth Fund — Page 1 of 9

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Axis Bank Ltd.[2,3,4,5]	42,872,967	$348,188
Axis Bank Ltd.[2]	26,164,890	221,350
PICC Property and Casualty Co. Ltd., Class H	424,863,869	501,478
BNP Paribas SA	8,140,854	498,212
B3 SA - Brasil, Bolsa, Balcao	79,420,000	460,172
Toronto-Dominion Bank (CAD denominated)	7,075,000	429,928
Bank Central Asia Tbk PT	246,600,000	399,650
Banco Santander, SA	79,163,098	398,486
Hana Financial Group Inc.	9,867,983	396,321
Agricultural Bank of China Ltd., Class H	804,473,000	394,614
State Bank of India[2]	103,069,000	377,498
Bank of Ireland Group PLC	46,851,951	362,831
Bank of China Ltd., Class H	769,867,555	342,235
Industrial and Commercial Bank of China Ltd., Class H	436,261,000	318,766
Fairfax Financial Holdings Ltd., subordinate voting (CAD denominated)	461,951	250,973
Fairfax Financial Holdings Ltd., subordinate voting	124,291	67,492
KB Financial Group Inc.	6,088,000	297,471
Société Générale	6,675,872	286,555
Itaú Unibanco Holding SA, preferred nominative (ADR)	25,730,000	282,515
ABN AMRO Group NV, depository receipts	8,460,361	230,347
Ayala Corp.	12,080,000	207,482
Zurich Insurance Group AG	640,500	202,449
Brookfield Asset Management Inc., Class A	4,400,000	195,932
3i Group PLC	11,950,000	146,598
Grupo Financiero Galicia SA, Class B (ADR)	5,723,050	145,537
ICICI Bank Ltd.	31,228,276	131,629
ICICI Bank Ltd. (ADR)	1,380,241	11,718
CaixaBank, SA	29,450,000	134,652
Banco BPM SpA[2]	53,338,284	131,474
Metropolitan Bank & Trust Co.	105,402,092	130,704
Shinhan Financial Group Co., Ltd.	3,182,000	129,087
Standard Life Aberdeen PLC	27,241,433	108,614
Capitec Bank Holdings Ltd.	1,470,000	106,471
Royal Bank of Canada	1,251,000	100,281
RSA Insurance Group PLC	12,067,706	90,442
Eurobank Ergasias SA2	108,860,228	82,028
Itaúsa - Investimentos Itaú SA, preferred nominative	30,175,228	75,465
Intesa Sanpaolo SpA	29,468,000	75,305
UBS Group AG	4,314,724	68,146
Haci Ömer Sabanci Holding AS	9,018,390	11,402
Grupo Financiero Banorte, SAB de CV, Series O	771,737	5,580
Aditya Birla Capital Ltd.[2]	290,833	460
		26,134,098
Consumer discretionary 11.85%
Sony Corp.	41,187,000	2,525,160
LVMH Moët Hennessy-Louis Vuitton SE	4,654,000	1,645,914
Naspers Ltd., Class N	5,959,522	1,286,047
Galaxy Entertainment Group Ltd.	193,509,000	1,227,298
adidas AG	4,984,373	1,220,501
Industria de Diseño Textil, SA	33,358,628	1,011,267
Kering SA	1,182,800	634,048
Ryohin Keikaku Co., Ltd.[1]	1,942,000	577,712
Melco Resorts & Entertainment Ltd. (ADR)[1]	27,268,250	576,723
Hyundai Motor Co.	4,788,300	559,013
EuroPacific Growth Fund — Page 2 of 9

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Paddy Power Betfair PLC[1]	6,407,222	$546,774
Nitori Holdings Co., Ltd.	3,669,000	526,196
ASOS PLC[1,2]	6,690,380	502,460
Sands China Ltd.	108,733,200	492,389
Altice USA, Inc., Class B1,3	17,722,035	321,478
Altice USA, Inc., Class A1	7,439,920	134,960
Accor SA	8,535,000	438,201
Suzuki Motor Corp.	7,343,000	420,597
Ctrip.com International, Ltd. (ADR)[2]	10,626,800	394,998
Hyundai Mobis Co., Ltd.	1,789,800	367,883
Luxottica Group SpA	5,400,068	366,906
Carnival Corp., units	4,850,000	309,284
Midea Group Co., Ltd., Class A3,6	46,380,936	271,655
Axel Springer SE	3,830,568	257,732
Altice Europe NV, Class A1,2	73,042,628	197,005
Altice Europe NV, Class B1,2	16,341,536	43,866
Hermès International	345,000	228,561
Kroton Educacional SA, ordinary nominative	76,757,900	216,672
B&M European Value Retail SA	37,835,751	190,751
Mahindra & Mahindra Ltd.	15,700,000	186,466
Merlin Entertainments PLC	35,160,000	183,493
William Hill PLC[1]	55,825,007	183,434
Samsonite International SA	47,820,400	177,150
Eicher Motors Ltd.	479,508	159,982
ITV PLC	74,661,277	153,609
ProSiebenSat.1 Media SE	4,482,200	116,415
Motherson Sumi Systems Ltd.	31,855,479	112,850
Wynn Macau, Ltd.	46,334,000	106,537
Valeo SA, non-registered shares	2,230,000	96,834
Toyota Motor Corp.	1,347,500	84,145
Li & Fung Ltd.	335,850,000	75,078
Maruti Suzuki India Ltd.	575,000	58,285
Techtronic Industries Co. Ltd.	5,972,000	38,143
Global Brands Group Holding Ltd.[1,2]	487,835,358	25,550
HUGO BOSS AG	246,134	18,953
		19,268,975
Industrials 9.79%
Airbus SE, non-registered shares	30,095,627	3,780,083
Ryanair Holdings PLC (ADR)[2]	16,035,793	1,540,078
International Consolidated Airlines Group, SA (CDI)[1]	129,105,675	1,110,960
Rolls-Royce Holdings PLC[2]	61,465,533	791,047
Komatsu Ltd.	25,815,532	785,236
Yamato Holdings Co., Ltd.[1]	24,466,093	751,080
MTU Aero Engines AG1	3,021,362	680,894
SMC Corp.	2,088,300	668,285
Melrose Industries PLC[1]	254,711,746	663,651
Safran SA	3,693,000	517,532
Recruit Holdings Co., Ltd.	14,517,000	484,496
DCC PLC	4,784,045	434,304
Nidec Corp.	2,818,000	405,388
SK Holdings Co., Ltd.	1,351,955	349,796
KONE Oyj, Class B	6,411,000	342,550
Edenred SA	8,850,000	337,338
Schindler Holding AG, participation certificate	1,300,000	324,006
EuroPacific Growth Fund — Page 3 of 9

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Schindler Holding AG	2,000	$483
Airports of Thailand PCL, foreign registered	159,136,000	322,307
Air France-KLM[1,2]	27,857,295	290,188
Jardine Matheson Holdings Ltd.	4,367,800	274,080
Thales	1,913,500	271,821
DSV A/S	2,565,000	233,222
Eiffage SA	1,538,000	171,712
Babcock International Group PLC	17,050,517	160,677
Rheinmetall AG	1,285,100	134,375
Geberit AG	132,000	61,225
Alliance Global Group, Inc.[2]	123,500,000	28,526
		15,915,340
Health care 7.91%
Daiichi Sankyo Co., Ltd.	34,141,000	1,479,884
Novartis AG	14,653,000	1,260,152
Teva Pharmaceutical Industries Ltd. (ADR)	50,720,159	1,092,512
Shire PLC	17,399,046	1,048,513
Chugai Pharmaceutical Co., Ltd.	11,955,158	768,110
Koninklijke Philips NV	16,497,000	751,501
Essilor International SA	4,841,807	716,470
AstraZeneca PLC	9,213,000	716,050
CSL Ltd.	4,441,000	645,599
Fresenius SE & Co. KGaA	7,529,000	552,815
Sysmex Corp.	5,519,000	475,056
Grifols, SA, Class B, nonvoting preferred, non-registered shares	9,697,000	205,359
Grifols, SA, Class A, non-registered shares	6,401,000	180,298
Grifols, SA, Class B (ADR)	3,541,478	75,681
HOYA Corp.	6,644,951	394,767
Hikma Pharmaceuticals PLC[1]	15,323,773	369,501
BeiGene, Ltd. (ADR)[2]	1,828,239	314,859
GW Pharmaceuticals PLC (ADR)[1,2]	1,769,681	305,695
Fresenius Medical Care AG & Co. KGaA	2,398,000	246,624
Aier Eye Hospital Group Co., Ltd., Class A	48,271,868	226,255
Merck KGaA	1,968,500	203,412
Novo Nordisk A/S, Class B	4,313,500	203,086
Galapagos NV2	1,350,000	152,698
Roche Holding AG, nonvoting, non-registered shares	595,500	144,263
Straumann Holding AG	150,000	112,798
Bayer AG	1,055,043	93,722
Eurofins Scientific SE, non-registered shares	164,793	93,562
Hypera SA, ordinary nominative	4,229,700	29,870
		12,859,112
Materials 7.76%
Vale SA, ordinary nominative (ADR)	108,837,642	1,615,150
Vale SA, ordinary nominative	41,823,278	619,497
Glencore PLC	291,941,000	1,262,171
Teck Resources Ltd., Class B	40,064,000	965,581
Asahi Kasei Corp.	56,801,142	861,366
Chr. Hansen Holding A/S1	7,314,000	742,457
Rio Tinto PLC	13,926,000	704,265
Koninklijke DSM NV	5,817,619	616,285
First Quantum Minerals Ltd.[1]	50,298,633	572,828
Akzo Nobel NV	6,034,051	564,250
EuroPacific Growth Fund — Page 4 of 9

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Sika AG	3,279,000	$477,450
CCL Industries Inc., Class B, nonvoting	8,200,000	369,608
Linde AG, non-registered shares	1,277,000	302,018
China Hongqiao Group Ltd.	379,214,500	251,894
Klabin SA, units	46,863,500	230,804
Air Liquide SA, non-registered shares	1,676,800	220,578
LafargeHolcim Ltd.	4,085,000	201,669
HeidelbergCement AG	2,375,684	185,688
Yara International ASA	3,632,000	178,370
UltraTech Cement Ltd.	3,164,000	177,206
Agnico Eagle Mines Ltd.	5,003,412	171,117
Ambuja Cements Ltd.	52,190,000	160,947
James Hardie Industries PLC (CDI)	10,587,000	160,403
Grasim Industries Ltd.	10,570,961	148,962
Norsk Hydro ASA	24,365,000	146,272
Evonik Industries AG	3,861,756	138,322
ArcelorMittal SA	3,772,000	117,370
Aluminum Corp. of China Ltd., Class H2	256,356,000	113,960
LG Chem, Ltd.	271,000	89,295
BASF SE	672,500	59,771
Hindalco Industries Ltd.	16,253,000	51,490
ACC Ltd.	2,340,000	50,110
Fortescue Metals Group Ltd.	15,584,000	44,158
Shin-Etsu Chemical Co., Ltd.	490,000	43,407
		12,614,719
Consumer staples 6.21%
British American Tobacco PLC	43,821,950	2,047,378
Nestlé SA	13,549,399	1,129,623
Kao Corp.	13,251,200	1,069,939
Associated British Foods PLC	30,999,094	925,257
Pernod Ricard SA	5,010,610	822,022
Kirin Holdings Co., Ltd.	17,225,145	441,317
Thai Beverage PCL	813,189,000	404,498
Uni-Charm Corp.	11,385,000	376,561
Meiji Holdings Co., Ltd.	4,532,000	304,340
Alimentation Couche-Tard Inc., Class B	5,542,500	277,243
Treasury Wine Estates Ltd.	19,164,734	242,293
AMOREPACIFIC Corp.	1,025,568	241,310
KOSÉ Corp.	1,040,700	198,303
Coca-Cola European Partners plc	4,291,645	195,141
Wal-Mart de México, SAB de CV, Series V	60,390,436	184,037
CP ALL PCL, foreign registered	72,596,966	154,891
Glanbia PLC	8,752,977	150,814
JBS SA, ordinary nominative	63,871,204	148,348
LG Household & Health Care Ltd.	123,000	141,490
Philip Morris International Inc.	1,560,000	127,202
Coca-Cola HBC AG (CDI)	3,562,746	121,339
AMOREPACIFIC Group	1,423,653	119,745
Ambev SA	23,931,000	108,676
Fomento Económico Mexicano, SAB de CV	9,055,000	89,602
Japan Tobacco Inc.	2,455,000	64,087
		10,085,456
EuroPacific Growth Fund — Page 5 of 9

unaudited
Common stocks Energy 5.53%	Shares	Value (000)
Reliance Industries Ltd.	203,091,942	$3,524,341
Royal Dutch Shell PLC, Class B	22,576,544	791,273
Royal Dutch Shell PLC, Class A (GBP denominated)	9,586,976	329,448
Royal Dutch Shell PLC, Class A (EUR denominated)	122,980	4,223
Canadian Natural Resources, Ltd. (CAD denominated)	17,887,225	584,401
Canadian Natural Resources, Ltd.	5,350,000	174,731
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	29,120,000	351,479
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	26,840,000	280,746
Petróleo Brasileiro SA (Petrobras), preferred nominative	14,420,000	75,304
TOTAL SA	10,475,345	679,148
Oil Search Ltd.[1]	86,860,452	566,967
Enbridge Inc. (CAD denominated)	13,269,930	428,205
Cenovus Energy Inc.	32,768,000	329,037
Tourmaline Oil Corp.[1]	16,547,000	291,316
Suncor Energy Inc.	7,303,000	282,587
Seven Generations Energy Ltd., Class A2	15,152,900	180,664
Schlumberger Ltd.	1,909,700	116,339
		8,990,209
Utilities 2.34%
Ørsted AS1	21,260,285	1,444,186
ENN Energy Holdings Ltd.[1]	77,627,000	674,298
China Gas Holdings Ltd.	208,024,600	588,597
Enel SpA	78,250,000	400,840
China Resources Gas Group Ltd.	72,961,000	296,845
ENGIE SA	13,460,000	197,925
Guangdong Investment Ltd.	76,500,000	135,833
Pampa Energía SA (ADR)[2]	2,085,000	64,739
		3,803,263
Telecommunication services 2.05%
SoftBank Group Corp.	18,297,640	1,847,157
Nippon Telegraph and Telephone Corp.	13,880,000	626,933
China Unicom (Hong Kong) Ltd.	254,596,000	299,856
Advanced Info Service PCL, foreign registered	44,060,000	273,842
BT Group PLC	57,000,128	167,384
Intouch Holdings PCL, foreign registered	36,860,000	61,548
TalkTalk Telecom Group PLC	35,499,000	57,050
		3,333,770
Real estate 0.73%
Ayala Land, Inc.	390,814,709	289,693
Ayala Land, Inc., preference shares[2,3,6]	481,283,600	802
Sun Hung Kai Properties Ltd.	19,603,083	285,469
Vonovia SE	4,921,229	240,436
Henderson Land Development Co. Ltd.	41,037,973	206,282
CK Asset Holdings Ltd.	21,523,164	161,526
		1,184,208
Miscellaneous 4.92%
Other common stocks in initial period of acquisition		7,999,438
Total common stocks (cost: $111,328,455,000)		151,369,021
EuroPacific Growth Fund — Page 6 of 9

unaudited
Rights & warrants 0.08% Miscellaneous 0.08%	Shares	Value (000)
Other rights & warrants in initial period of acquisition		$121,688
Total rights & warrants (cost: $138,006,000)		121,688
Bonds, notes & other debt instruments 0.03% U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%	Principal amount (000)
U.S. Treasury 1.125% 2019[7]	$50,000	49,752
Total U.S. Treasury bonds & notes		49,752
Total bonds, notes & other debt instruments (cost: $49,775,000)		49,752
Short-term securities 6.58%
American Honda Finance Corp. 2.23% due 11/6/2018	40,000	39,904
Apple Inc. 2.10%–2.16% due 10/2/2018–11/20/2018[5]	127,400	127,187
Australia & New Zealand Banking Group, Ltd. 2.21% due 12/12/2018[5]	120,000	119,434
Bank of Montreal 2.24%–2.25% due 11/7/2018–12/10/2018	225,000	224,092
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.24% due 10/10/2018	100,000	99,927
BNP Paribas, New York Branch 2.27% due 10/9/2018	50,000	49,967
CAFCO, LLC 2.25% due 11/28/2018[5]	25,000	24,905
Canada Bill 2.12% due 11/26/2018	75,000	74,738
Canadian Imperial Holdings Inc. 2.25% due 10/10/2018	25,000	24,982
CHARTA, LLC 2.25% due 12/4/2018[5]	25,000	24,894
Ciesco LLC 2.27% due 10/4/2018[5]	20,000	19,993
Coca-Cola Co. 2.13% due 11/19/2018[5]	50,000	49,840
Commonwealth Bank of Australia 2.23% due 12/7/2018[5]	100,000	99,556
CPPIB Capital Inc. 2.15% due 11/21/2018	50,000	49,834
CRC Funding, LLC 2.25%–2.27% due 10/12/2018–11/26/2018[5]	150,000	149,598
DBS Bank Ltd. 2.40% due 1/22/2019[5]	21,800	21,630
ExxonMobil Corp. 2.02% due 10/2/2018	50,000	49,988
Fairway Finance Corp. 2.26% due 10/23/2018[5]	25,000	24,962
Federal Farm Credit Banks 1.80% due 12/18/2018	26,200	26,073
Federal Home Loan Bank 1.92%–2.11% due 10/5/2018–12/5/2018	2,066,300	2,062,880
Freddie Mac 1.96%–1.98% due 10/18/2018–11/2/2018	275,000	274,654
Gotham Funding Corp. 2.29% due 11/16/2018[5]	100,000	99,696
Hydro-Québec 2.12% due 11/27/2018[5]	50,000	49,816
IBM Credit LLC 2.17% due 11/13/2018[5]	40,000	39,887
ING (U.S.) Funding LLC 2.34% due 11/5/2018–11/6/2018	258,400	257,781
John Deere Financial Ltd. 2.02%–2.03% due 10/11/2018–10/16/2018[5]	75,000	74,926
Kells Funding, LLC 2.23% due 10/5/2018	100,000	99,958
KfW 2.13%–2.19% due 10/16/2018–11/28/2018[5]	128,500	128,160
Liberty Street Funding Corp. 2.27%–2.33% due 10/3/2018–10/4/2018[5]	125,000	124,958
Mitsubishi UFJ Trust and Banking Corp. 2.25% due 12/4/2018[5]	100,000	99,579
Mizuho Bank, Ltd. 2.26%–2.33% due 12/10/2018–12/28/2018[5]	150,000	149,178
National Australia Bank Ltd. 2.05%–2.08% due 10/24/2018–11/9/2018[5]	200,000	199,581
Nestlé Capital Corp. 2.22% due 10/15/2018[5]	100,000	99,899
Nordea Bank AB 2.22%–2.33% due 12/4/2018–1/18/2019[5]	167,000	166,048
Novartis Finance Corp. 2.00% due 10/2/2018[5]	45,000	44,989
Old Line Funding, LLC 2.07%–2.25% due 10/22/2018–12/11/2018[5]	120,000	119,663
Oversea-Chinese Banking Corp. Ltd. 2.25%–2.34% due 12/7/2018–1/11/2019[5]	149,900	148,878
Pfizer Inc. 2.10% due 10/10/2018[5]	50,000	49,964
Province of Alberta 2.23% due 10/1/2018[5]	95,000	94,983
Province of Ontario 2.03% due 10/23/2018	100,000	99,850
EuroPacific Growth Fund — Page 7 of 9

unaudited
Short-term securities	Principal amount (000)	Value (000)
Québec (Province of) 2.02%–2.13% due 10/12/2018–12/5/2018[5]	$188,900	$188,399
Royal Bank of Canada 2.39% due 1/18/2019	25,000	24,810
Starbird Funding Corp. 2.30% due 10/11/2018[5]	100,000	99,922
Sumitomo Mitsui Banking Corp. 2.14%–2.27% due 10/22/2018–11/6/2018[5]	100,000	99,807
Svenska Handelsbanken Inc. 2.22% due 12/5/2018[5]	100,000	99,581
Swedbank AB 2.19%–2.22% due 10/17/2018–11/29/2018	200,000	199,510
Thunder Bay Funding, LLC 2.10% due 11/8/2018[5]	100,000	99,747
Toronto-Dominion Bank 2.09%–2.31% due 11/7/2018–12/18/2018[5]	234,000	233,092
Total Capital Canada Ltd. 2.13%–2.22% due 10/16/2018–12/4/2018[5]	222,700	222,095
Toyota Motor Credit Corp. 2.21%–2.22% due 10/5/2018–11/27/2018	100,000	99,794
U.S. Treasury Bills 1.55%–2.20% due 10/18/2018–3/28/2019	3,504,700	3,485,393
Unilever Capital Corp. 2.15%–2.18% due 10/1/2018–10/15/2018[5]	52,100	52,073
Total short-term securities (cost: $10,693,340,000)		10,691,055
Total investment securities 99.81% (cost: $122,209,576,000)		162,231,516
Other assets less liabilities 0.19%		316,359
Net assets 100.00%		$162,547,875
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 9/30/2018 (000)
Purchases (000)	Sales (000)
USD358,852	GBP276,993	Goldman Sachs	10/12/2018	$(2,408)
USD106,289	INR7,775,000	Morgan Stanley	10/30/2018	(501)
USD68,353	INR5,000,000	JPMorgan Chase	11/6/2018	(266)
USD68,348	INR5,000,000	Citibank	11/6/2018	(271)
				$(3,446)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,166,754,000, which represented .72% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,795,108,000, which represented 2.33% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $6,532,000, which represented less than .01% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Axis Bank Ltd.	12/18/2017	$351,103	$348,188.21%

EuroPacific Growth Fund — Page 8 of 9

unaudited
Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
INR = Indian rupees
USD/$ = U.S. dollars
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
© 2018 Capital Group. All rights reserved.
MFGEFPX-016-1118O-S66114	EuroPacific Growth Fund — Page 9 of 9

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the EuroPacific Growth Fund’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the EuroPacific Growth Fund’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: November 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: November 30, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 30, 2018